Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Company's revenue for the year ended December 31, 2021, 2020 and 2019, by contract type and by segment.

	Year Ended December 31, 2021
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Total $
Time charters	540,379	11,356	551,735
Voyage charters	—	35,979	35,979
Management fees and other income	10,117	—	10,117
	550,496	47,335	597,831

	Year Ended December 31, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Total $
Time charters	543,408	—	543,408
Voyage charters	—	38,687	38,687
Management fees and other income	9,008	—	9,008
	552,416	38,687	591,103

	Year Ended December 31, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	530,434	2,860	6,742	540,036
Voyage charters	—	36,351	—	36,351
Bareboat charters	18,387	—	—	18,387
Management fees and other income	6,482	—	—	6,482
	555,303	39,211	6,742	601,256

The following table contains the Company’s total revenue for the years ended December 31, 2021, 2020 and 2019, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Lease revenue
Lease revenue from lease payments of operating leases	508,932	505,029	516,772
Interest income on lease receivables	49,142	50,504	51,676
Variable lease payments – cost reimbursements(1)	5,755	5,398	4,635
	563,829	560,931	573,083
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	23,885	21,164	21,691
Management fees and other income	10,117	9,008	6,482
	34,002	30,172	28,173
Total	597,831	591,103	601,256
(1)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.

Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing leases:

	December 31, 2021 $	December 31, 2020 $
Total lease payments to be received	703,214	767,202
Estimated unguaranteed residual value of leased properties	284,277	284,277
Initial direct costs	230	264
Less unearned revenue	(458,353)	(507,496)
Total net investments in direct financing leases	529,368	544,247
Less credit loss provision	(34,000)	(30,177)
Total net investments in direct financing leases, net	495,368	514,070
Less current portion	(14,860)	(13,969)
Net investments in direct financing leases, net	480,508	500,101